Investment Strategy - JPMorgan OnChain Liquidity-Token Money Market Fund	May 13, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in:●U.S. Treasury bills, bonds and notes (collectively, “U.S. Treasury securities”), and●overnight repurchase agreements collateralized fully by U.S. Treasury securities and/or cash.The debt securities described above carry different interest rates, maturities and issue dates.The Fund is a money market fund managed in the following manner:●The Fund seeks to maintain a net asset value (NAV) of $1.00 per share.●The Fund will only buy U.S. Treasury securities that have remaining maturities of 93 days or less or are issued with maturities of 93 days or less.●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less; however, due to the immediately preceding bullet point, the Fund expects to have a dollar-weighted average life to maturity of significantly less than 120 days.●The Fund invests only in U.S. dollar-denominated securities.●The Fund seeks to invest in securities that present minimal credit risk.The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.The Fund invests in a manner intended to satisfy the requirements for eligible reserve assets that stablecoin issuers are required to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (otherwise referred to as the GENIUS Act) and regulations adopted thereunder, to support investment in the Fund by stablecoin issuers seeking to comply with such requirements. The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.Use of BlockchainAs described further below, the Fund uses blockchain technology to provide a means for investors to submit transaction instructions (hereinafter referred to as “requests”) with respect to Fund shares using the blockchain. The blockchain technology used by the Fund is designed, deployed, and maintained by Kinexys Digital Assets (“KDA”), a business unit within JPMorgan Chase Bank, N.A., an affiliate of the Fund’s adviser. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it.The Fund’s transfer agent, on behalf of the Fund, maintains the official record of share ownership for the Fund in traditional book-entry form (the Investor Register). “Token balances” attributed to an investor’s “blockchain address” (as described below) are intended to correspond one-for-one with the number of Fund shares owned by the investor, although, as described below, the Investor Register and the amount of token balances attributed to an investor’s blockchain address may not always align with one another. This use of token balances is referred to as “tokenization.” The token balances, and the “smart contract” technology that underlies them (as described below), can be used by investors to submit transaction requests with respect to Fund shares to the Fund. In just the same way as for transaction requests submitted through regular-way, non-blockchain means, the transfer agent, on behalf of the Fund, will process transaction requests submitted using the blockchain and, if successfully processed, register such transactions on the Investor Register. The transfer agent, on behalf of the Fund, will process transaction requests (i.e., both those submitted through regular-way, non-blockchain means and by blockchain means), and then register all successfully processed transactions on the Investor Register, on at least a daily basis during business days under normal conditions. (For information regarding the proper submission of transaction requests, including relevant cut-off times, see the section “How Your Account Works” in the Fund’s prospectus.) Upon registration of transactions on the Investor Register, the transfer agent, on behalf of the Fund, will transmit the relevant information regarding such transactions to KDA so that KDA, through the use of its blockchain technology, can then, on behalf of the Fund, reflect, if necessary, the new balance of tokens attributed to each investor’s “blockchain address.” As noted above, the Investor Register constitutes the official record of share ownership, and therefore legal ownership of shares does not transfer to an investor until the transaction in those shares is registered on the Investor Register. Similar to traditional fund recordkeeping systems, the Investor Register is under the full and complete control of the Fund (through the transfer agent), as are the token balances on the blockchain (through KDA). The Investor Register and token balances on the blockchain may not always align with one another. This could occur, for example, due to the fact that the transfer agent only registers transactions on the Investor Register on business days, but investors can submit transaction requests using the blockchain on non-business days (and, in certain circumstances, such transaction requests would result in the transfer of token balances, but not Fund shares, from one investor to another). The Investor Register will be determinative of share ownership, not the token balances on the blockchain. A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain. The KDA blockchain technology used by the Fund creates a permissioned system that operates on top of public blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the transactions in token balances on the blockchain operate under the full and complete control and oversight of the Fund. To create and maintain this permissioned structure on top of public blockchains, the Fund must first approve each “blockchain address” (as described below) and then associate such address with the relevant identifying information of the shareholder, which is maintained in one or more off-chain registries (i.e., separate databases that are not available to the public and are used to, among other things, satisfy anti-money laundering regulations). Permission is granted only to approved addresses, sometimes referred to as “allow-listing”, thereby restricting the ability to transact in token balances to preapproved participants. Protocols referred to as “smart contracts” are used as part of the operational framework to enforce compliance with the Fund’s policies and procedures, as applicable. Smart contracts are self-executing computer code that effectuate actions based upon predetermined conditions. Specifically, smart contracts have been developed to support functions such as “minting” (creating a new token balance) and “burning” (removing a token balance from circulation), as well as restrictions to prevent unauthorized interaction with the token balances (e.g., transfers of token balances to or from unapproved addresses) and the ability to claw back token balances to the extent that the amount of token balances attributed to an investor’s blockchain address does not align with the Investor Register. In addition, as further discussed in the section “How Your Account Works” in the Fund’s prospectus, smart contracts are utilized to permit shareholders to submit redemption requests for Fund shares through transfer of relevant token balances to a specified “burn address.” These smart contracts (the “Fund Smart Contracts”) are designed, deployed, and maintained by KDA and subject to oversight by the Fund and its adviser. In this manner, this permissioned system is intended to prevent transactions in token balances by or with unknown persons or unknown blockchain addresses, even if the underlying blockchain network is permissionless. In order to facilitate the use of blockchain technology, each investor purchasing or holding shares must have a “blockchain address” (also referred to as a public address) – one will not be provided to you. In connection with such address, each investor may use a “blockchain wallet,” which is a software application that stores a user’s “private key”. A “private key” is one of two unique alphanumeric strings in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a blockchain address to send (i.e., digitally sign and authenticate) instructions to the blockchain to submit transaction requests with respect to Fund shares and is private to the address owner. The corresponding “public key” is public, and the public address derived from such public key allows others on the applicable blockchain to transfer token balances to the public address when permitted. The blockchain will only record public key information, including the public address. Generally, when a private key is stolen or lost, the address is compromised and the token balances linked to that address could be inaccessible to the investor or subject to the risk of misappropriation. Notwithstanding these risks, because of the permissioned system described above, the Fund maintains controls that are designed to correct errors or unauthorized transactions in token balances for all investor addresses on any blockchain utilized by the Fund. The Fund, however, has sole discretion in determining if, and under what circumstances, it will perform any such corrections. The Fund is not obligated to perform any such corrections, and its decision in this regard, including any action or inaction taken by the Fund, is dispositive.Investors are required to create and manage their own blockchain addresses. The investor or its third-party wallet provider, if any, is responsible for maintaining the private key associated with the address. Blockchain addresses must be approved by the Fund and must be compatible with the blockchain network that the investor seeks to use and that is made available for use by the Fund. It is the investor’s responsibility for ensuring such compatibility. The Ethereum blockchain, a public blockchain network, is currently the only available blockchain for use by investors, although expansion to other blockchains is anticipated in the future. Only addresses approved by the Fund will be added to the “allow list” and only addresses on the “allow list” are authorized to purchase, redeem or transfer token balances, and therefore to submit transaction requests with respect to Fund shares. As noted above, the Fund maintains controls that are designed to correct errors or unauthorized transactions in token balances, regardless of whether the private key for an investor’s wallet is maintained by the investor or its third-party wallet provider. The use of token balances to submit transaction requests with respect to Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any native digital assets (referred to as, among other things, virtual currencies).If you purchase or hold Fund shares through a Financial Intermediary, you may not be able to hold token balances directly in a blockchain wallet that you control and, as a result, you may not be able to utilize certain token-related functionality described in this prospectus, including submitting transaction requests through direct interaction with the Fund Smart Contracts, on-chain redemptions via transfers to the burn address, or peer-to-peer transfers of token balances. The availability of token-related functionality for shareholders that invest through Financial Intermediaries will depend on the services and arrangements offered by the applicable Financial Intermediary, and may differ from the functionality available to shareholders that hold Fund shares directly with the Fund. You should consult your Financial Intermediary regarding the availability of any token-related services in connection with your investment in the Fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is a money market fund managed in the following manner:●The Fund seeks to maintain a net asset value (NAV) of $1.00 per share.●The Fund will only buy U.S. Treasury securities that have remaining maturities of 93 days or less or are issued with maturities of 93 days or less.●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less; however, due to the immediately preceding bullet point, the Fund expects to have a dollar-weighted average life to maturity of significantly less than 120 days.●The Fund invests only in U.S. dollar-denominated securities.●The Fund seeks to invest in securities that present minimal credit risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal conditions, the Fund invests its assets exclusively in:●U.S. Treasury bills, bonds and notes (collectively, “U.S. Treasury securities”), and●overnight repurchase agreements collateralized fully by U.S. Treasury securities and/or cash.